TAXES ON INCOME (Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of taxes on income [Abstract]
Loss before taxes (Percentage)	23.00%	23.00%	23.00%
Loss before taxes	$ (30,021)	$ (25,446)	$ (22,962)
Theoretical tax benefit	(6,905)	(5,853)	(5,281)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value	(1,280)	(1,054)	(401)
Share-based compensation	292	405	581
Other	11	10	10
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	7,882	6,492	5,091
Taxes on income for the reported year